Liabilities related to associates and joint ventures	6 Months Ended
Jun. 30, 2025
Liabilities Related To Associates And Joint Ventures
Liabilities related to associates and joint ventures

24. Liabilities related to associates and joint ventures

In November 2015, the Fundão tailings dam owned by Samarco Mineração S.A. (“Samarco”) experienced a failure, flooding certain communities and impacting communities and the environment along the Doce River. The dam failure resulted in 19 fatalities and caused property and environmental damage to the affected areas. Samarco is a joint venture equally owned by Vale S.A. and BHP Billiton Brasil Ltda. (‘‘BHPB’’).

Thus, Vale, Samarco, and BHPB entered into agreements with the Federal Union, the States of Minas Gerais and Espírito Santo, and some other federal and state agencies, establishing the creation of socioenvironmental and socioeconomic programs aimed at adopting measures for mitigation, remediation, and compensation of damages. However, the requirements established reparation measures in the agreements could not be fully implemented within the established period, and the involved parties began initiated further negotiations to seek a definitive agreement for the resolution of all obligations related to the dam collapse.

a) Definitive Settlement for the full reparation

In October 2024, Vale, Samarco and BHPB, together with the Brazilian Federal Government, the State Governments of Minas Gerais and Espírito Santo, the Federal and State Public Prosecutors’ and Public Defenders’ Offices and other Brazilian public entities (jointly, “the Parties”) entered into a new agreement (“Definitive Settlement”) on integral and definitive reparation of the impacts of Fundão dam collapse, in Mariana, Minas Gerais. The agreement was ratified in November 2024.

The Definitive Settlement replaced all of the previously signed agreements, and addressed Brazilian public authorities the claims related to the Fundão dam collapse, from the perspective of socioenvironmental and socioeconomical damages.

The total amount of the Definitive Settlement is US$31.7 billion (R$170 billion), comprising past and future obligations, to serve the people, communities and environment impacted by the dam failure. It includes:

•	US$7.9 billion (R$38 billion) already incurred, from the date of the dam collapse until the Definitive Settlement, by Vale, Samarco and BHPB with remediation and compensation measures and, therefore, do not constitute the Company’s provision balance;
•	US$18 billion (R$100 billion) paid over 20 years to the Federal Government, the States of Minas Gerais and Espírito Santo, the municipalities and which will also be used by Justice Institutions, to fund compensatory actions tied to public policies; and
•	US$5.8 billion (R$32 billion) in performance obligations executed by Samarco, including initiatives for individual indemnification, resettlement, and environmental recovery. The expectation is that the cash disbursement related to these obligations will occur substantially over the next 3 years.

Samarco has primary responsibility for funding the obligations related to the Definitive Settlement. Vale and BHPB have secondary funding obligations in the proportion to their 50 per cent shareholding in Samarco, in extent to which Samarco may not be able to fund the future cash outflows.

The judicial ratification of the Definitive Settlement ended a series of relevant lawsuits, moved in Brazil. Vale, jointly with BHPB and Samarco, is requiring the archive of these proceedings.

b) Provision related to the Samarco dam failure

The Company recognized an addition to the provision in the amount of US$193 in the six-month period ended June 30, 2025, substantially related to a revision on the costs to complete individual indemnification programs. The changes on the provision are presented below:

Total
Balance as of December 31, 2024	3,663
Revision to estimates	193
Monetary and present value adjustments	110
Disbursements	(1,152)
Translation adjustments	465
Balance as of June 30, 2025	3,279

The cash outflows to meet the obligations are discounted to present value at an annual rate in real terms, which decreased from 7.30% on December 31, 2024, to 6.90% on June 30, 2025.

c) Remaining legal proceedings

With the Definitive Agreement, the public civil actions brought by the Brazilian Justice Institutions and Brazilian public authorities were substantially resolved and the parameters for compliance with the reparation and compensation for damages were defined. Thus, the remaining most relevant legal proceedings are shown below:

Claims in the United Kingdom and the Netherlands

In July 2024, Vale and BHP have entered into a confidential agreement without any admission of liability pursuant to Vale and BHP will share equally any potential payment obligations arising from the UK and Dutch Claims, described below.

London claim - As a result of the rupture of Samarco’s Fundão dam failure, BHP Group Ltd (“BHP”) was named as defendant in group action claims for damages filed in the courts of England and Wales for various plaintiffs, between individuals, companies and municipalities from Brazil that were supposedly affected by the Samarco dam failure (the “UK Claim”).

The proceedings against BHP are still progressing in London and the oral testimony phase of the first stage of the trial, in which the liability issues of the BHP group companies are dealt with, took place between October 2024 and March 2025. If BHP's liability is confirmed, a second stage trial will be held to discuss and determine the amount of damages, scheduled to begin in October 2026 and is expected to last 22 weeks.

The likelihood of loss of these proceedings is considered possible. However, considering the current phase, it is not yet possible to reliably estimate the amount of a potential loss, and an estimate may become quantifiable as the case progresses.

Netherlands proceeding - In March 2024, a court in Amsterdam granted a preliminary injunction freezing the shares in Vale Holdings B.V., a wholly owned subsidiary incorporated in the Netherlands, and the economic rights attached to those shares, in guarantee of an amount of approximately US$1,124 (EUR955 million). The freezing orders were issued in anticipation of a legal action to be brought against Vale by certain Brazilian municipalities and an organization that represents individuals and small businesses that claim to have been affected by the collapse of Samarco’s Fundão dam in 2015. With the adherence of three municipalities (Iapu, Ponte Nova and Rio Casca) to the Definitive Settlement, their lawsuit was discontinued, with the attachment being reduced to US$877 (EUR745.4 million).

The likelihood of loss of these proceedings is considered possible. However, considering the initial phase, it is not yet possible to reliably estimate the amount of a potential loss, and an estimate may become quantifiable as the case progresses.

d) Judicial reorganization of Samarco

In April 2021, Samarco filed for Judicial Reorganization (“JR”) with the Courts of Minas Gerais to renegotiate its debt, which was held by bondholders abroad. The purpose of JR is to restructure Samarco’s debts and establish an independent and sustainable financial position, allowing Samarco to keep working to resume its operations safely and to fulfill its obligations related to the Renova Foundation.

In May 2023, Vale S.A. entered into a binding agreement jointly with BHPB, Samarco and certain creditors which hold together more than 50% of Samarco's debt, setting the parameters of Samarco’s debt restructuring to be implemented through a consensual restructuring plan, which was approved by the creditors, submitted to the JR Court in July 2023, and confirmed by the judge in September 2023.

In December 2023, Samarco’s existing US$4.8 billion of financial debt held by creditors was exchanged for approximately US$3.9 billion of long-term unsecured debt, bearing interest from 2023 to 2031.

After the execution of the plan, Samarco has a lean capital structure, in line with its operational ramp-up and cash flow generation. The plan considers the fund of the reparation and compensation programs capped at US$1 billion from 2024 to 2030, of which US$326 has already been incurred, and additional contributions after that period due to the Samarco’s projected cash flows generation.